Document and Entity Information	Feb. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2025
Entity File Number	001-08472
Entity Registrant Name	HEXCEL CORP /DE/
Entity Central Index Key	0000717605
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-1109521
Entity Address, Address Line One	TWO STAMFORD PLAZA
Entity Address, Address Line Two	281 TRESSER BLVD., 16TH FLOOR
Entity Address, City or Town	STAMFORD
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	969-0666
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	HXL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false